Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 97,937	$ 305,352
Restricted cash	19,612	20,272
Marketable securities	10,009	12,033
Trade accounts receivable, net	30,439	27,650
Other current assets	29,471	26,667
Related party receivables	6,344	3,990
Derivative instruments receivable	2,780	9,449
Inventories	39,288	28,154
Prepaid expenses	8,061	6,127
Voyages in progress	5,170	2,808
Favorable charter party contracts	16,500	18,732
Total current assets	265,611	461,234
Restricted cash	45,708	46,981
Vessels and equipment, net	2,365,773	2,406,456
Finance leases, right of use assets, net	721	1,165
Operating leases, right of use assets, net	196,827
Favorable charter party contracts	9,164	16,221
Investments in associated companies	1,686	1,658
Other long term assets	18,097	17,639
Total assets	2,903,587	2,951,354
Current liabilities
Current portion of long-term debt	233,668	471,764
Current portion of finance lease obligations	4,687	5,649
Current portion of operating lease obligations	22,585
Derivative instruments payable	10,293	1,294
Related party payables	696	0
Trade accounts payables	14,673	7,752
Accrued expenses	33,846	26,643
Other current liabilities	30,826	28,398
Total current liabilities	351,274	541,500
Long-term liabilities
Long-term debt	914,012	877,278
Non-current portion of finance lease obligations	0	1,786
Non-current portion of operating lease obligations	165,084
Other long term liabilities	0	7,278
Total liabilities	1,430,370	1,427,842
Commitments and contingencies
Equity
Share capital (2019: 144,272,697 shares. 2018: 144,272,697 shares. All shares are issued and outstanding at par value $0.05)	7,215	7,215
Treasury shares	(4,239)	(2,643)
Additional paid in capital	473	233
Contributed capital surplus	1,775,678	1,786,451
Accumulated deficit	(305,910)	(267,744)
Total equity	1,473,217	1,523,512
Total liabilities and equity	$ 2,903,587	$ 2,951,354